GOING CONCERN (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
GOING CONCERN
Cash and cash equivalents	$ 727	$ 3,069
Working capital (deficit)	(700)
Net loss	9,685	17,256
Accumulated deficit	$ 88,221	$ 78,534